CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - The activity for stock subject to vesting (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Shared subject to vesting
Balance at end of period, unvested shares (in shares)	459,000
Restricted stock
Shared subject to vesting
Balance at beginning of period, unvested shares (in shares)	4,575,313	9,731,550
Issuance of additional shares (in shares)		497,000
Vested (in shares)	(4,301,000)	(5,653,000)
Balance at end of period, unvested shares (in shares)	274,467	4,575,313
Weighted Average Grant Date Fair Value
Balance at beginning of Period, unvested shares (in dollars per share)	$ 0.0001	$ 0.0001
Issuance of additional shares (in dollars per share)		0.0001
Vested (in dollars per share)	0.0010	0.0001
Balance at end of Period, unvested shares (in dollars per share)	$ 0.0010	$ 0.0001